Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Segment Reporting [Abstract]
Table Of Business Assets And Liabilities Segments

	December 31, 2019	December 31, 2018
Financial assets at amortized cost - Loans and advances	195,129,732	279,336,187
Corporate banking	38,620,739	80,295,259
Small and medium companies	47,033,650	80,677,348
Retail	109,475,343	118,363,580
Other assets	259,041,289	276,833,239

TOTAL ASSETS	454,171,021	556,169,426

Financial liabilities at amortized cost – Deposits	293,988,047	399,209,017
Corporate banking	24,526,990	45,639,098
Small and medium companies	68,158,704	75,747,149
Retail	201,302,353	277,822,770
Other liabilities	75,845,904	86,901,841

TOTAL LIABILITIES	369,833,951	486,110,858

Table Of Business Profit Or Loss Segments
The following table presents the consolidated statement of profit or loss in the format provided to the Chief Operating Decision Maker:

	December 31, 2019	December 31, 2018	December 31, 2017
Net interest income	66,288,027	48,817,686	36,542,676
Net fee and commission income	8,178,542	10,880,863	9,060,625
Gains on financial assets and liabilities at fair value through profit or loss, net	11,462,033	178,204	6,709,089
(Losses) gains on derecognition of financial assets not measured at fair value through profit or loss	(59,405)	(210,350)	18,434
Exchange differences, net	10,302,892	9,982,224	5,195,194
Other operating income	8,801,349	3,241,213	2,989,237
TOTAL OPERATING INCOME BEFORE FINANCIAL ASSETS IMPAIRMENT LOSS	104,973,438	72,889,840	60,515,255

Impairment of financial assets	(15,752,414)	(5,897,990)	(3,888,609)

SUBTOTAL	89,221,024	66,991,850	56,626,646

Total operating expenses	(51,039,228)	(45,296,285)	(43,699,389)
Share of profit of equity accounted investees	128,119	488,453	520,435
Loss on net monetary position	(20,213,528)	(17,927,987)	(9,475,736)
PROFIT BEFORE TAX	18,096,387	4,256,031	3,971,956

Income tax expense	(2,072,167)	(6,670,742)	(1,111,427)

PROFIT / (LOSS) FOR THE YEAR	16,024,220	(2,414,711)	2,860,529

Attributable to:
Shareholders of the Bank	16,027,533	(2,291,690)	2,928,692
Non-controlling interest	(3,313)	(123,021)	(68,163)